Cambria Shareholder Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 7.0%
Comcast Corp. - Class A	232,699	$7,732,588
Fox Corp. - Class A	294,418	16,416,748
Interpublic Group of Cos., Inc.	313,820	7,719,972
TEGNA, Inc.	481,982	8,049,099
Verizon Communications, Inc.	230,977	9,876,576
Yelp, Inc. (a)	254,037	8,746,494
Ziff Davis, Inc. (a)	175,625	5,465,450
		64,006,927

Consumer Discretionary - 22.2%
Academy Sports & Outdoors, Inc.	184,336	9,362,425
ADT, Inc.	1,098,984	9,176,516
Adtalem Global Education, Inc. (a)	186,527	21,314,440
AutoNation, Inc. (a)	65,335	12,586,134
BorgWarner, Inc.	298,911	10,999,925
Brunswick Corp.	118,615	6,914,068
Carter's, Inc.	116,303	2,819,185
Columbia Sportswear Co. (b)	110,714	6,263,091
Dillard's, Inc. - Class A	20,662	9,647,708
Ethan Allen Interiors, Inc.	295,784	8,805,490
H&R Block, Inc.	181,727	9,875,045
Haverty Furniture Cos., Inc.	339,106	6,995,757
KB Home	147,967	8,176,656
Kohl's Corp. (b)	388,785	4,214,429
Lennar Corp. - Class A	62,369	6,996,554
LKQ Corp.	229,238	6,755,644
ODP Corp. (a)	423,815	7,560,860
PulteGroup, Inc.	87,855	9,920,587
PVH Corp.	99,883	7,333,410
Taylor Morrison Home Corp. (a)	148,556	8,806,400
Toll Brothers, Inc.	81,739	9,674,628
Travel + Leisure Co.	200,124	11,857,347
Whirlpool Corp. (b)	89,040	7,393,882
		203,450,181

Consumer Staples - 5.9%
Cal-Maine Foods, Inc.	102,422	11,383,181
Ingredion, Inc.	75,951	9,990,594
Kraft Heinz Co.	276,591	7,595,189
Molson Coors Beverage Co. - Class B	173,404	8,448,243
Spectrum Brands Holdings, Inc.	173,582	9,288,373
TreeHouse Foods, Inc. (a)	378,118	7,267,428
		53,973,008

Energy - 10.6%
Chevron Corp.	66,312	10,055,552
EOG Resources, Inc.	78,855	9,464,177
Exxon Mobil Corp.	83,417	9,312,674
Marathon Petroleum Corp.	53,964	9,184,133
Murphy Oil Corp.	264,096	6,552,222
PBF Energy, Inc. - Class A	207,805	4,696,393
Peabody Energy Corp.	699,733	11,300,688
Phillips 66	66,910	8,268,738
Plains GP Holdings LP	558,766	10,951,814
Valero Energy Corp.	62,278	8,551,392
World Kinect Corp.	334,357	9,117,915
		97,455,698

Financials - 18.5%
Affiliated Managers Group, Inc.	56,038	11,760,695
Aflac, Inc.	116,041	11,529,834
American Financial Group, Inc.	74,905	9,355,634
Ameriprise Financial, Inc.	22,350	11,581,547
Assured Guaranty Ltd.	119,672	10,121,858
Bread Financial Holdings, Inc.	161,586	9,905,222
Federated Hermes, Inc.	267,185	13,244,360
Jefferies Financial Group, Inc.	119,184	6,872,149
Lincoln National Corp.	306,385	11,676,332
MetLife, Inc.	134,368	10,205,250
PayPal Holdings, Inc. (a)	149,153	10,255,760
Principal Financial Group, Inc.	115,735	9,007,655
PROG Holdings, Inc.	298,576	9,506,660
SLM Corp.	437,550	13,914,090
Synchrony Financial	217,788	15,173,290
Western Union Co.	698,641	5,624,060
		169,734,396

Health Care - 6.4%
Centene Corp. (a)	168,925	4,403,875
Cigna Group	29,651	7,928,085
Pfizer, Inc.	356,459	8,301,930
Premier, Inc. - Class A	413,692	8,886,104
Tenet Healthcare Corp. (a)	74,622	12,035,036
Universal Health Services, Inc. - Class B	55,371	9,216,503
Viatris, Inc.	841,023	7,350,541
		58,122,074

Industrials - 13.4%
Atkore, Inc.	96,515	7,433,585
Boise Cascade Co.	73,066	6,123,661
Builders FirstSource, Inc. (a)	55,932	7,110,635
ManpowerGroup, Inc.	228,966	9,444,847
Matson, Inc.	82,819	8,843,413
MillerKnoll, Inc.	378,269	7,179,546
REV Group, Inc.	295,564	14,645,196
Ryder System, Inc.	80,324	14,274,378
SkyWest, Inc. (a)	119,081	13,808,633
Textron, Inc.	102,261	7,952,838
Timken Co.	117,141	8,913,259
Wabash National Corp.	575,304	5,730,028
WESCO International, Inc.	52,428	10,850,499
		122,310,518

Information Technology - 2.8%
Avnet, Inc.	185,065	9,797,341
TD SYNNEX Corp.	92,803	13,399,825
Xerox Holdings Corp.	618,340	2,504,277
		25,701,443

Materials - 10.9%
Cabot Corp.	107,976	7,793,708
CF Industries Holdings, Inc.	136,053	12,629,800
Dow, Inc.	187,856	4,375,166
Eastman Chemical Co.	103,293	7,500,105
Greif, Inc. - Class A	148,969	9,449,104
Huntsman Corp.	403,095	3,910,022
LyondellBasell Industries NV - Class A	156,925	9,090,665
Nucor Corp.	55,506	7,941,243
Olin Corp.	254,249	4,815,476
Reliance, Inc.	35,566	10,318,764
Ryerson Holding Corp.	304,548	6,273,689
Steel Dynamics, Inc.	72,218	9,212,128
Sylvamo Corp.	136,321	6,280,308
		99,590,178

Utilities - 1.7%
UGI Corp.	436,435	15,790,218
TOTAL COMMON STOCKS (Cost $992,005,648)		910,134,641

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
First American Government Obligations Fund - Class X, 4.23%(c)	11,858,142	11,858,142
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,858,142)		11,858,142

MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 4.24%(c)	5,368,984	5,368,984
TOTAL MONEY MARKET FUNDS (Cost $5,368,984)		5,368,984

TOTAL INVESTMENTS - 101.3% (Cost $1,009,232,774)		927,361,767
Liabilities in Excess of Other Assets - (1.3)%		(11,546,144)
TOTAL NET ASSETS - 100.0%		$915,815,623
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $11,298,980.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$910,134,641	$–	$–	$910,134,641
Investments Purchased with Proceeds from Securities Lending	11,858,142	–	–	11,858,142
Money Market Funds	5,368,984	–	–	5,368,984
Total Investments	$927,361,767	$–	$–	$927,361,767

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2025
(% of Total Investments)

Consumer Discretionary	$203,450,181	22.4%
Financials	169,734,396	18.7
Industrials	122,310,518	13.5
Materials	99,590,178	10.9
Energy	97,455,698	10.7
Communication Services	64,006,927	7.0
Health Care	58,122,074	6.4
Consumer Staples	53,973,008	5.9
Information Technology	25,701,443	2.8
Utilities	15,790,218	1.7
Total Investments	$910,134,641	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.